Simple agreements for future equity (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Exascale Labs Inc. [Member]
Schedule of fair value measurement

Amount
Balance at June 30, 2024	$9,321,564
Issuance of simple agreements for future equity	4,275,000
Change in fair value	3,716,052
Balance at March 31, 2025	$17,312,616

Balance at June 30, 2025	$18,243,885
Issuance of simple agreements for future equity	3,500,000
Change in fair value	5,098,320
Balance at March 31, 2026	$26,842,205

Fair Value
Balance at June 30, 2023	$526,046
Issuance of simple agreements for future equity	5,685,000
Change in fair value	3,110,518
Balance at June 30, 2024	$9,321,564
Issuance of simple agreements for future equity	4,307,500
Change in fair value	4,614,821
Balance at June 30, 2025	$18,243,885